Indebtedness (Narrative) (Details) - USD ($)	1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	May. 31, 2014	Jun. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Maximum amount of short-term indebtedness outstanding									$ 500,000,000
Line of credit facility, term			5 years
Authorized amount of debt to be issued									425,000,000
Authorized amount of debt to be refinanced									171,900,000
Maximum borrowing capacity			$ 250,000,000						500,000,000
Line of credit facility, accordion feature			150,000,000
Outstanding borrowings on committed line of credit	$ 55,000,000				$ 55,000,000		$ 55,000,000		0
Secured debt gross									$ 1,955,300,000
Net earnings to annual interest requirement ratio									2.5
Outstanding receivables purchased amount									$ 50,000,000	$ 50,000,000
Discount on purchased receivables									3.50%
Total fees paid to Purchasers									$ 400,000	400,000	$ 600,000
Aggregate principal amount	2,098,800,000				2,098,800,000		2,098,800,000		2,005,300,000	1,875,300,000
Net proceeds from debt issuance							404,712,000	$ 128,358,000	128,358,000	169,728,000	0
Payments of Debt Extinguishment Costs									0	(377,000)	0
Charges related to early extinguishment of debt					19,323,000	$ 0	19,323,000	0
Long-term Debt	1,990,451,000				1,990,451,000		$ 1,990,451,000		$ 1,951,013,000	1,821,713,000
Notification period for lock box payment requirement									45 days
Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, accordion feature			$ 150,000,000
Debt instrument, maturity date							May 06, 2019
Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Maximum amount of short-term indebtedness outstanding									$ 500,000,000
Line of credit facility, term			5 years
Authorized amount of debt to be issued									425,000,000
Authorized amount of debt to be refinanced									171,900,000
Maximum borrowing capacity			$ 250,000,000						500,000,000
Secured debt gross									1,155,300,000
Outstanding receivables purchased amount	50,000,000				50,000,000		$ 50,000,000		$ 50,000,000	50,000,000
Discount on purchased receivables									3.50%
Total fees paid to Purchasers									$ 400,000	400,000	600,000
Aggregate principal amount	1,260,300,000				1,260,300,000		1,260,300,000		1,205,300,000	1,075,300,000
Net proceeds from debt issuance							0	128,358,000	128,358,000	169,728,000	0
First mortgage bonds	1,152,402,000				1,152,402,000		1,152,402,000		1,152,360,000	1,023,961,000
Long-term Debt	1,152,402,000				1,152,402,000		1,152,402,000		$ 1,152,360,000	1,023,961,000
Notification period for lock box payment requirement									45 days
Indianapolis Power And Light Company [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, accordion feature			$ 150,000,000						$ 0	0
Outstanding borrowings on committed line of credit	$ 55,000,000				$ 55,000,000		$ 55,000,000		0
Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Charges related to early extinguishment of debt									0	377,000	$ 0
Long-term Debt									$ 798,653,000	797,752,000
First Mortgage Bond Two, Three, and Four [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.90%				4.90%		4.90%
First mortgage bonds	$ 131,900,000				$ 131,900,000		$ 131,900,000
First Mortgage Bond 6.30% Due July 2013 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate				6.30%
Payments of Debt Extinguishment Costs				$ 110,000,000
First Mortgage Bond 4.65% Due June 2043 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount				170,000,000
Debt instrument, stated interest rate	4.65%				4.65%		4.65%		4.65%
Debt instrument, maturity date							Jun. 01, 2043		Jun. 01, 2043
Net proceeds from debt issuance				$ 167,900,000
First mortgage bonds	$ 170,000,000				$ 170,000,000		$ 170,000,000		$ 170,000,000	170,000,000
First Mortgage Bond 4.50% Due June 2044[Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 130,000,000				$ 130,000,000		$ 130,000,000	$ 130,000,000
Debt instrument, stated interest rate	4.50%				4.50%		4.50%		4.50%
Debt instrument, maturity date							Jun. 01, 2044		Jun. 01, 2044
Net proceeds from debt issuance		$ 126,800,000
First mortgage bonds	$ 130,000,000				$ 130,000,000		$ 130,000,000		$ 130,000,000
3.45% Senior Secured Notes [Member] | Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.45%				3.45%		3.45%
Debt instrument, maturity date							Jul. 01, 2020
Debt Instrument, Ratio of Principal to Public Offering Price	99.929%
Proceeds from Issuance of Secured Debt	$ 399,500,000
Long-term Debt	$ 405,000,000				$ 405,000,000		$ 405,000,000		$ 0
7.25% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date							Apr. 01, 2016
7.25% Senior Secured Notes [Member] | Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate	7.25%				7.25%		7.25%		7.25%
Debt instrument, maturity date							Apr. 01, 2016		Apr. 01, 2016
Extinguishment of Debt, Amount	$ 366,500,000
Long-term Debt	33,530,000				$ 33,530,000		$ 33,530,000		$ 400,000,000	$ 400,000,000
Other Nonoperating Income (Expense) [Member] | 7.25% Senior Secured Notes [Member] | Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Charges related to early extinguishment of debt	$ 19,300,000